Contract liabilities (Tables)	12 Months Ended
Aug. 31, 2025
Contract liabilities
Schedule of contract liabilities

	2025	2024
	$	$
Opening balance	613,477	1,341,508
Payments received in advance	12,195,155	679,903
Payments reimbursed	(16,000)	—
Transferred to revenues	(11,781,960)	(732,304)
Business acquisition	4,675,341	—
Deconsolidation on sale of subsidiary	—	(677,535)
Currency translation	(11,143)	1,905
Closing balance	5,674,870	613,477